2. BASIS OF PREPARATION: Statement of Compliance (Policies)	12 Months Ended
Sep. 30, 2021
Policies
Statement of Compliance

Statement of Compliance

These consolidated financial statements have been prepared in accordance and compliance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).